Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Loans and Allowance for Credit Losses

NOTE 5	Loans and Allowance for Credit Losses

The composition of the loan portfolio at December 31, disaggregated by class and underlying specific portfolio type, was as follows:

(Dollars in Millions)	2019	2018

Commercial
Commercial	$98,168	$96,849
Lease financing	5,695	5,595

Total commercial	103,863	102,444

Commercial Real Estate
Commercial mortgages	29,404	28,596
Construction and development	10,342	10,943

Total commercial real estate	39,746	39,539

Residential Mortgages
Residential mortgages	59,865	53,034
Home equity loans, first liens	10,721	12,000

Total residential mortgages	70,586	65,034

Credit Card	24,789	23,363

Other Retail
Retail leasing	8,490	8,546
Home equity and second mortgages	15,036	16,122
Revolving credit	2,899	3,088
Installment	11,038	9,676
Automobile	19,435	18,719
Student	220	279

Total other retail	57,118	56,430

Total loans	$296,102	$286,810

The Company had loans of $96.2 billion at December 31, 2019, and $88.7 billion at December 31, 2018, pledged at the Federal Home Loan Bank, and loans of $76.3 billion at December 31, 2019, and $
70.1
 billion at December 31, 2018, pledged at the Federal Reserve Bank.
The Company offers a broad array of lending products to consumer and commercial customers, in various industries, across several geographical locations, predominately in the states in which it has Consumer and Business Banking offices. Collateral for commercial and commercial real estate loans may include marketable securities, accounts receivable, inventory, equipment, real estate, or the related property.
Originated loans are reported at the principal amount outstanding, net of unearned interest and deferred fees and costs, and any partial charge-offs recorded. Net unearned interest and deferred fees and costs amounted to $781 million at December 31, 2019 and $872 million at December 31, 2018. All purchased loans are recorded at fair value at the date of purchase. The Company evaluates purchased loans for impairment at the date of purchase in accordance with applicable authoritative accounting guidance. Purchased loans with evidence of credit deterioration since origination for which it is probable that all contractually required payments will not be collected are considered “purchased impaired loans.” All other purchased loans are considered “purchased nonimpaired loans.”
Allowance for Credit Losses
The allowance for credit losses is established for probable and estimable losses incurred in the Company’s loan and lease portfolio, including unfunded credit commitments. The allowance for credit losses is increased through provisions charged to earnings and reduced by net charge-offs.
Activity in the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Covered Loans	Total Loans
Balance at December 31 , 2018
Balance at beginning of period	$1,454	$800	$455	$1,102	$630	$–	$4,441
Add
Provision for credit losses	315	13	(19)	919	276	–	1,504
Deduct
Loans charged-off	399	21	34	1,028	385	–	1,867
Less recoveries of loans charged-off	(114)	(7)	(31)	(135)	(126)	–	(413)

Net loans charged-off	285	14	3	893	259	–	1,454

Balance at December 31 , 2019	$1,484	$799	$433	$1,128	$647	$–	$4,491

Balance at December 31 , 2017
Balance at beginning of period	$1,372	$831	$449	$1,056	$678	$31	$4,417
Add
Provision for credit losses	333	(50)	23	892	211	(30)	1,379
Deduct
Loans charged-off	350	9	48	970	383	–	1,760
Less recoveries of loans charged-off	(99)	(28)	(31)	(124)	(124)	–	(406)

Net loans charged-off	251	(19)	17	846	259	–	1,354
Other changes (a)	–	–	–	–	–	(1)	(1)

Balance at December 31 , 2018	$1,454	$800	$455	$1,102	$630	$–	$4,441

Balance at December 31 , 2016
Balance at beginning of period	$1,450	$812	$510	$934	$617	$34	$4,357
Add
Provision for credit losses	186	19	(24)	908	304	(3)	1,390
Deduct
Loans charged-off	414	30	65	887	355	–	1,751
Less recoveries of loans charged-off	(150)	(30)	(28)	(101)	(112)	–	(421)

Net loans charged-off	264	–	37	786	243	–	1,330

Balance at December 31 , 2017	$1,372	$831	$449	$1,056	$678	$31	$4,417

(a)
Includes net changes in credit losses to be reimbursed by the FDIC and reductions in the allowance for covered loans where the reversal of a previously recorded allowance was offset by an associated decrease in the indemnification asset, and the impact of any loan sales.

Additional detail of the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans
Allowance Balance at December 31, 2019 Related to
Loans individually evaluated for impairment (a)	$16	$3	$–	$–	$–	$19
TDRs collectively evaluated for impairment	20	3	109	81	10	223
Other loans collectively evaluated for impairment	1,448	793	309	1,047	637	4,234
Loans acquired with deteriorated credit quality	–	–	15	–	–	15

Total allowance for credit losses	$1,484	$799	$433	$1,128	$647	$4,491

Allowance Balance at December 31, 2018 Related to
Loans individually evaluated for impairment (a)	$16	$8	$–	$–	$–	$24
TDRs collectively evaluated for impairment	15	3	126	69	12	225
Other loans collectively evaluated for impairment	1,423	788	314	1,033	618	4,176
Loans acquired with deteriorated credit quality	–	1	15	–	–	16

Total allowance for credit losses	$1,454	$800	$455	$1,102	$630	$4,441

(a)	Represents the allowance for credit losses related to loans greater than $5 million classified as nonperforming or TDRs.

Additional detail of loan balances by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans

December 31 , 2019
Loans individually evaluated for impairment (a)	$253	$61	$–	$–	$–	$314
TDRs collectively evaluated for impairment	163	138	3,044	263	185	3,793
Other loans collectively evaluated for impairment	103,447	39,513	67,315	24,526	56,933	291,734
Loans acquired with deteriorated credit quality	–	34	227	–	–	261

Total loans	$103,863	$39,746	$70,586	$24,789	$57,118	$296,102

December 31 , 2018
Loans individually evaluated for impairment (a)	$262	$86	$–	$–	$–	$348
TDRs collectively evaluated for impairment	151	129	3,252	245	183	3,960
Other loans collectively evaluated for impairment	102,031	39,297	61,465	23,118	56,247	282,158
Loans acquired with deteriorated credit quality	–	27	317	–	–	344

Total loans	$102,444	$39,539	$65,034	$23,363	$56,430	$286,810

(a)	Represents loans greater than $5 million classified as nonperforming or TDRs.

Credit Quality
The credit quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company. These credit quality ratings are an important part of the Company’s overall credit risk management and evaluation of its allowance for credit losses.
The following table provides a summary of loans by portfolio class, including the delinquency status of those that continue to accrue interest, and those that are nonperforming:

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming	Total

December 31, 2019
Commercial	$103,273	$307	$79	$204	$103,863
Commercial real estate	39,627	34	3	82	39,746
Residential mortgages (a)	70,071	154	120	241	70,586
Credit card	24,162	321	306	–	24,789
Other retail	56,463	393	97	165	57,118

Total loans	$293,596	$1,209	$605	$692	$296,102

December 31, 2018
Commercial	$101,844	$322	$69	$209	$102,444
Commercial real estate	39,354	70	–	115	39,539
Residential mortgages (a)	64,443	181	114	296	65,034
Credit card	22,746	324	293	–	23,363
Other retail	55,722	403	108	197	56,430

Total loans	$284,109	$1,300	$584	$817	$286,810

(a)
At December 31, 2019, $
428
 million of loans 30–89 days past due and $1.7 billion of loans 90 days or more past due purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs, were classified as current, compared with $
430
 million and $
1.7
 billion at December 31, 2018, respectively.

At December 31, 2019, total nonperforming assets held by the
Company
were $829 million, compared with $989 million at December 31, 2018. Total nonperforming assets included $692 million of nonperforming loans, $78 million of
OREO
and $59 million of other nonperforming assets owned by the Company at December 31, 2019, compared with $817 million, $111 million and $61 million, respectively
,
at December 31, 2018.
At December 31, 2019, the amount of foreclosed residential real estate held by the Company, and included in OREO, was $74 million, compared with $106 million at December 31, 2018. These amounts exclude $
155
 million and $235 million at

December 31, 2019 and 2018, respectively, of foreclosed
residential real estate related to mortgage loans whose payments are primarily insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs. In addition, the amount of residential mortgage loans secured by residential real estate in the process of foreclosure was $1.5 billion at December 31, 2019 and 2018, of which $1.2 billion at December 31, 2019 and 2018, related to loans purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs.
The following table provides a summary of loans by portfolio class and the Company’s internal credit quality rating:

		Criticized
(Dollars in Millions)	Pass	Special Mention	Classified (a)	Total Criticized	Total

December 31 , 2019
Commercial	$101,850	$1,147	$866	$2,013	$103,863
Commercial real estate	38,872	484	390	874	39,746
Residential mortgages (b)	70,174	2	410	412	70,586
Credit card	24,483	–	306	306	24,789
Other retail	56,825	10	283	293	57,118

Total loans	$292,204	$1,643	$2,255	$3,898	$296,102

Total outstanding commitments	$619,224	$2,451	$2,873	$5,324	$624,548

December 31 , 2018
Commercial	$100,014	$1,149	$1,281	$2,430	$102,444
Commercial real estate	38,473	584	482	1,066	39,539
Residential mortgages (b)	64,570	1	463	464	65,034
Credit card	23,070	–	293	293	23,363
Other retail	56,101	6	323	329	56,430

Total loans	$282,228	$1,740	$2,842	$4,582	$286,810

Total outstanding commitments	$600,407	$2,801	$3,448	$6,249	$606,656
(a)	Classified rating on consumer loans primarily based on delinquency status.
(b)
At December 31, 2019, $1.7 billion of GNMA loans 90 days or more past due and $1.6 billion of restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs were classified with a pass rating, unchanged f
rom

December 31, 2018
.

For all loan classes, a loan is considered to be impaired when, based on current events or information, it is probable the Company will be unable to collect all amounts due per the contractual terms of the loan agreement. A summary of impaired loans, which include all nonaccrual and TDR loans, by portfolio class was as follows:

(Dollars in Millions)	Period-end Recorded Investment (a)	Unpaid Principal Balance	Valuation Allowance	Commitments to Lend Additional Funds

December 31, 2019
Commercial	$483	$1,048	$39	$158
Commercial real estate	242	603	7	–
Residential mortgages	1,515	1,827	71	–
Credit card	263	263	81	–
Other retail	318	417	12	2

Total loans, excluding loans purchased from GNMA mortgage pools	2,821	4,158	210	160
Loans purchased from GNMA mortgage pools	1,622	1,622	39	–

Total	$4,443	$5,780	$249	$160

December 31, 2018
Commercial	$467	$1,006	$32	$106
Commercial real estate	279	511	12	2
Residential mortgages	1,709	1,879	86	–
Credit card	245	245	69	–
Other retail	335	418	14	5
Total loans, excluding loans purchased from GNMA mortgage pools	3,035	4,059	213	113
Loans purchased from GNMA mortgage pools	1,639	1,639	41	–
Total	$4,674	$5,698	$254	$113
(a)
Substantially all loans classified as impaired at December 31, 2019 and 2018, had an associated allowance for credit losses. The total amount of interest income recognized during 2019 on loans classified as impaired at December 31, 2019, excluding those acquired with deteriorated credit quality, was $
194
 million, compared to what would have been recognized at the original contractual terms of the loans of $
246
 million.

Additional information on impaired loans follows for the years ended December 31 follows:

(Dollars in Millions)	Average Recorded Investment	Interest Income Recognized

2019
Commercial	$520	$9
Commercial real estate	248	11
Residential mortgages	1,622	92
Credit card	257	–
Other retail	323	12

Total loans, excluding loans purchased from GNMA mortgage pools	2,970	124
Loans purchased from GNMA mortgage pools	1,638	70

Total	$4,608	$194

2018
Commercial	$497	$8
Commercial real estate	273	13
Residential mortgages	1,817	76
Credit card	236	3
Other retail	309	16
Covered Loans	25	1

Total loans, excluding loans purchased from GNMA mortgage pools	3,157	117
Loans purchased from GNMA mortgage pools	1,640	47

Total	$4,797	$164

2017
Commercial	$683	$7
Commercial real estate	273	11
Residential mortgages	2,135	103
Credit card	229	3
Other retail	287	14
Covered Loans	37	1

Total loans, excluding loans purchased from GNMA mortgage pools	3,644	139
Loans purchased from GNMA mortgage pools	1,672	65

Total	$5,316	$204
Troubled Debt Restructurings
In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. The following table provides a summary of loans modified as TDRs for the years ended December 31, by portfolio class:

(Dollars in Millions)	Number of Loans	Pre-Modification Outstanding Loan Balance	Post- Modification Outstanding Loan Balance

2019
Commercial	3,445	$376	$359
Commercial real estate	136	129	125
Residential mortgages	417	55	54
Credit card	34,247	185	186
Other retail	2,952	63	61

Total loans, excluding loans purchased from GNMA mortgage pools	41,197	808	785
Loans purchased from GNMA mortgage pools	6,257	856	827

Total loans	47,454	$1,664	$1,612

2018
Commercial	2,824	$336	$311
Commercial real estate	127	168	169
Residential mortgages	526	73	69
Credit card	33,318	169	171
Other retail	2,462	58	55
Covered Loans	3	1	1

Total loans, excluding loans purchased from GNMA mortgage pools	39,260	805	776
Loans purchased from GNMA mortgage pools	6,268	821	803

Total loans	45,528	$1,626	$1,579

2017
Commercial	2,758	$380	$328
Commercial real estate	128	82	78
Residential mortgages	800	90	88
Credit card	33,615	161	162
Other retail	3,881	79	68
Covered Loans	11	2	2

Total loans, excluding loans purchased from GNMA mortgage pools	41,193	794	726
Loans purchased from GNMA mortgage pools	6,791	881	867

Total loans	47,984	$1,675	$1,593
Residential mortgages, home equity and second mortgages, and loans purchased from GNMA mortgage pools in the table above include trial period arrangements offered to customers during the periods presented. The post-modification balances for these loans reflect the current outstanding balance until a permanent modification is made. In addition, the post-modification balances typically include capitalization of unpaid accrued interest and/or fees under the various modification programs. For those loans modified as TDRs during the fourthquarter of 2019, at December 31, 2019, 41 residential mortgages, 17 home equity and second mortgage loans and 990 loans purchased from GNMA mortgage pools with outstanding balances of $6 million, $1 million and $136 million, respectively, were in a trial period and have estimated post-modification balances of $6 million, $1 million and $135 million, respectively, assuming permanent modification occurs at the end of the trial period.
The following table provides a summary of TDR loans that defaulted (fully or partially charged-off
or became 90 days or more past due) for the years ended December 31, that were modified as TDRs within 12 months previous to default:

(Dollars in Millions)	Number of Loans	Amount Defaulted

2019
Commercial	1,040	$46
Commercial real estate	36	24
Residential mortgages	137	15
Credit card	8,273	40
Other retail	380	10

Total loans, excluding loans purchased from GNMA mortgage pools	9,866	135
Loans purchased from GNMA mortgage pools	997	131

Total loans	10,863	$266

2018
Commercial	836	$71
Commercial real estate	39	15
Residential mortgages	191	18
Credit card	8,012	35
Other retail	334	5
Covered loans	1	–

Total loans, excluding loans purchased from GNMA mortgage pools	9,413	144
Loans purchased from GNMA mortgage pools	1,447	187

Total loans	10,860	$331

2017
Commercial	724	$53
Commercial real estate	36	9
Residential mortgages	374	41
Credit card	8,372	36
Other retail	415	5
Covered loans	4	–

Total loans, excluding loans purchased from GNMA mortgage pools	9,925	144
Loans purchased from GNMA mortgage pools	1,369	177

Total loans	11,294	$321
In addition to the defaults in the table above, the Company had a total of 826 residential mortgage loans, home equity and second mortgage loans and loans purchased from GNMA mortgage pools for the year ended December 31, 2019, where borrowers did not successfully complete the trial periodarrangement and, therefore, are no longer eligible for a permanent modification under the applicable modification program. These loans had aggregate outstanding balances of $111 million for the year ended December 31, 2019.